Subsequent Events - Acquisitions - Water Solutions Facilities (Details) - Water Solutions Facilities 2019 Acquisitions Acquisition Accounting In Process $ in Millions	2 Months Ended
May 30, 2018 USD ($) facility
Business Acquisition
Total consideration to acquire businesses | $	$ 29.8
Saltwater Facility
Business Acquisition
Business combination number for which acquisition accounting is not completed	1
Freshwater Facility
Business Acquisition
Business combination number for which acquisition accounting is not completed	4